Shareholder Report, Holdings (Details)	Jun. 30, 2025
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Vertiv Holdings Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Robinhood Markets, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Talen Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | BWX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | LPL Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Vertiv Holdings Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Robinhood Markets, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Talen Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | BWX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | LPL Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Vertiv Holdings Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Robinhood Markets, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Talen Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | BWX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | LPL Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%